UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2006–November 30, 2007

Item 1: Reports to Shareholders

Vanguard® New Jersey Tax-Exempt Funds Annual Report

November 30, 2007

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

>	For the fiscal year ended November 30, 2007, Vanguard New Jersey Tax-Exempt Money Market Fund returned 3.6%, exceeding the average return of its peers.
>

The Investor Shares of Vanguard New Jersey Long-Term Tax-Exempt Fund returned 2.0%, and the Admiral Shares returned 2.1%. These results lagged the return of the fund’s benchmark index but outperformed the peer-group average return.

>

After rising for three years, interest rates began to decline in midsummer as investors became more concerned about the larger impact of subprime lending woes. The Federal Reserve Board stepped in during, and after, the period, lowering interest rate targets to address concerns about liquidity and a slowing economy.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
New Jersey Tax-Exempt Money Market Fund	10
New Jersey Long-Term Tax-Exempt Fund	26
About Your Fund’s Expenses	48
Glossary	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard New Jersey Tax-Exempt Money Market Fund	VNJXX	3.6%
SEC 7-Day Annualized Yield: 3.46%
Taxable-Equivalent Yield: 5.85%[1]
Average New Jersey Tax-Exempt Money Market Fund[2]		3.1

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	VNJTX	2.0%
SEC 30-Day Annualized Yield: 3.94%
Taxable-Equivalent Yield: 6.66%[1]
Admiral™ Shares[3]	VNJUX	2.1
SEC 30-Day Annualized Yield: 4.01%
Taxable-Equivalent Yield: 6.78%[1]
Lehman 10 Year Municipal Bond Index		3.5
Average New Jersey Municipal Debt Fund[2]		1.0

Your Fund’s Performance at a Glance
November 30, 2006–November 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.035	$0.000
Long-Term
Investor Shares	$12.03	$11.71	$0.511	$0.044
Admiral Shares	12.03	11.71	0.519	0.044

1

This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum state of New Jersey income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2	Derived from data provided by Lipper Inc.
3	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The past fiscal year was a tale of two markets. For most of this period, concerns about inflation drove interest rates higher (and bond prices lower), especially at the longer end of the maturity spectrum. Beginning in midsummer, however, as the subprime mortgage crisis reverberated through the markets, investors bid up ultra-safe U.S. Treasury securities, driving their yields lower. These interest rate dynamics were less pronounced in the tax-exempt bond market, and on balance, municipal securities lagged their Treasury counterparts. As municipal bond prices declined, their tax-exempt yields increased to exceptionally attractive levels relative to taxable bond yields.

In this environment, Vanguard New Jersey Tax-Exempt Money Market Fund outperformed the New Jersey Long-Term Tax-Exempt Fund and returned 3.6% for the 12 months ended November 30. The Money Market Fund’s yield at year-end was 3.46%, a taxable-equivalent yield of 5.85% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

The Investor Shares of Vanguard New Jersey Long-Term Tax-Exempt Fund returned 2.0% for the fiscal year (the Admiral Shares returned 2.1%), as interest income more than offset a modest decline in share prices. As of November 30, the Investor Shares’ yield was 3.94% (up from 3.80% a year ago). For investors in the highest income tax bracket, the taxable-equivalent yield was 6.66%. Yields were slightly higher for Admiral Shares.

Please note: Although the funds’ income distributions are expected to be exempt from federal and New Jersey state income taxes, a portion of these distributions may be subject to the alternative minimum tax.

Federal Reserve rate cuts depressed short-term yields

Ongoing turmoil in the subprime lending market engendered a “flight to quality” that drove prices of U.S. Treasury bonds sharply higher, and as the bonds’ prices rose, their yields fell. Declines in Treasury yields were steepest at the short end of the maturity spectrum.

The declines were prompted largely by the actions of the Federal Reserve Board, which cut its target for the federal funds rate on two separate occasions. (On December 11, 2007, after the end of the fiscal period, the central bank again lowered the target for short-term interest rates by 0.25 percentage point, to 4.25%.) The yield of the 3-month Treasury bill, which started the fiscal year at 5.02%, had dropped nearly 2 percentage points, to 3.15%, by the end of the period.

The broad taxable bond market returned 6.0% for the fiscal 12 months. Returns from tax-exempt municipal bonds were lower, at 2.7%.

Market Barometer
	Average Annual Total Returns
Periods Ended November 30, 2007
	One Year	Three Years	Five Years
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	6.0%	4.8%	4.8%
Lehman Municipal Bond Index	2.7	4.2	4.7
Citigroup 3-Month Treasury Bill Index	4.9	4.1	2.9

Stocks
Russell 1000 Index (Large-caps)	7.8%	10.6%	12.3%
Russell 2000 Index (Small-caps)	–1.2	7.9	14.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	10.7	12.9
MSCI All Country World Index ex USA (International)	22.5	22.7	24.1

CPI
Consumer Price Index	4.3%	3.2%	3.0%

A volatile stock market produced solid gains

Although the U.S. economy began to slow toward the end of the fiscal year, stocks produced solid returns for the 12 months. These gains came despite a recession in housing and intensified problems among subprime mortgage-loan lenders—problems that first erupted in midsummer and continued to rattle the financial markets for the remainder of the period. In November, the stock market was quite volatile, as crude oil prices hovered near historic highs while the U.S. dollar continued to lose ground against other major currencies.

The broad U.S. stock market returned 7.6% for the year. Returns from large-capitalization stocks far outpaced those of small-cap issues, and growth stocks outperformed their value-oriented counterparts.

International stocks continued to outperform domestic issues. Emerging-markets stocks did particularly well, followed by stocks in Europe and the Pacific regions—excluding Japan, where returns were slight. The dollar’s ongoing weakness further enhanced international markets’ gains for U.S.-based investors.

Portfolios skillfully navigated choppy waters

During the second half of fiscal 2007, U.S. Treasury securities outperformed almost all other fixed income investments, from below-investment-grade bonds to AAA tax-exempt securities. Investors seeking refuge in virtually risk-free securities drove Treasury yields lower and prices higher. The relative performance of municipal bonds was also held in check by a significant increase in supply. Nationwide, total tax-exempt issuance increased almost 25% for the 12 months ended November 30 and is on track to reach a calendar-year record.

Expense Ratios[1]
Your fund compared with its peer group
	Investor	Admiral	Peer
New Jersey Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.69%
Long-Term	0.15	0.08%	1.12

1

Fund expense ratios reflect the 12 months ended November 30, 2007. Peer groups are: for the New Jersey Tax-Exempt Money Market Fund, the Average New Jersey Tax-Exempt Money Market Fund; and for the New Jersey Long-Term Tax-Exempt Fund, the Average New Jersey Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

Compared with U.S. Treasury bonds, interest rate movements among tax-exempt bonds were more subdued, though still significant. For most of the year, tax-exempt money market rates remained at or near their highest level since 2000. As rates fell, in advance of the Federal Reserve’s September and October rate cuts, the yield of the New Jersey Tax-Exempt Money Market Fund also declined, ending the year little unchanged from a year ago. For the 12 months through November 30, the fund returned 3.6%, besting the average return of its peers. The fund benefited from very low operating costs and a focus by the advisor—Vanguard Fixed Income Group—on the market’s highest-quality securities.

The midsummer reversal in interest rates helped the New Jersey Long-Term Tax-Exempt Fund finish the fiscal year on a positive note. Rising rates in the first half put pressure on the fund’s portfolio, resulting in a total return of –0.3%. Later in the year, however, falling interest rates (or, put differently, rising prices) combined with interest income to help the fund deliver returns of 2.0% for Investor Shares and 2.1% for Admiral Shares for the full 12-month period. Although the fund’s return trailed that of its benchmark index, it topped the average return for competing New Jersey municipal bond funds. Compared with the index, your fund’s slightly longer duration—a measure of interest rate sensitivity—acted as a headwind to performance; interest rates of longer-term bonds ended the year higher, despite falling from their midyear peaks, which put pressure on longer-maturity bond prices.

Low expenses help sustain long-term performance

Over time, Vanguard’s emphasis on high-quality securities, prudent portfolio management, and low costs has helped to produce impressive results relative to competing tax-exempt portfolios.

Total Returns
Ten Years Ended November 30, 2007
		Average
		Annual Return
		Average
	Vanguard	Competing
New Jersey Tax-Exempt Fund	Fund	Fund[1]
Money Market	2.5%	2.0%
Long-Term Investor Shares	5.2	4.2

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1	Derived from data provided by Lipper Inc.

For the ten years ended November 30, the New Jersey Tax-Exempt Money Market Fund earned an average annual return of 2.5%, topping the average for competing funds. The fund continued to deliver superior tax-exempt returns while providing liquidity and preserving principal. Low costs are especially critical in the money market arena, where generally low short-term yields and the limited variety of securities constrain a fund’s ability to offset the deleterious impact of high costs.

The New Jersey Long-Term Tax-Exempt Fund’s Investor Shares earned an average annual return of 5.2% over the ten years ended November 30, transforming a hypothetical initial investment of $10,000 made a decade ago into $16,577. By comparison, an equal investment compounded at the average rate of return for competing funds would have grown to $15,131. The New Jersey Long-Term Tax-Exempt Fund benefits from Vanguard’s low costs—which enable our portfolio managers to focus their efforts on identifying high-quality securities from hundreds of diverse municipal issuers.

Income and quality are anchors for diversified portfolios

Over the past year, both equity and fixed income markets have experienced increased volatility. Because market cycles are hard to predict with accuracy, Vanguard always encourages shareholders to invest with a long-term view, to diversify within and across asset classes, and to pay attention to costs.

Fixed income investments have an important role to play in a balanced, diversified portfolio. A fixed income allocation can moderate the volatility of an all-stock portfolio while generating a steady stream of income. For investors in higher tax brackets, municipal bonds can be an especially attractive option.

Along with an experienced portfolio management team, your fund’s advisor, Vanguard Fixed Income Group, has a large and experienced credit analysis group that independently evaluates high-quality municipal securities issued by a broad cross section of New Jersey state and local governments as well as regional authorities. And by keeping expenses low, the advisor helps investors keep more of their funds’ returns. Both the New Jersey Tax-Exempt Money Market Fund and the New Jersey Long-Term Tax-Exempt Fund can play important roles in helping you build a diversified portfolio to achieve your financial goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

December 14, 2007

Advisor’s Report

For the fiscal year ended November 30, 2007, Vanguard New Jersey Tax-Exempt Money Market Fund returned 3.6%, exceeding the average return of its peers. The Investor Shares of Vanguard New Jersey Long-Term Tax-Exempt Fund returned 2.0%, lagging the fund’s benchmark index but outperforming the peer-group average. (The fund’s Admiral Shares returned 2.1%.)

The investment environment

Over the past year, the U.S. economy has expanded slightly below its potential long-run growth rate. The Commerce Department’s estimate of growth in real gross domestic product (GDP) for the 12 months ended September 30, 2007, was 2.8%. Robust GDP growth in the July–September quarter was fueled by surging global demand for U.S. exports (made more attractive by a relatively weak dollar) and an expanding service sector. Consumer spending, adjusted for inflation, grew at a 2.9% pace for the 12 months ended November 30, thanks to rising incomes and a fairly tight labor market. Consensus expectations point to a moderation in real GDP growth going forward as the housing recession continues and the attendant “credit crunch” increases financing costs.

The rate of consumer inflation accelerated toward the end of 2007 as food and energy prices rose. For the 12 months ended November 30, the Consumer Price Index (CPI) increased 4.3%. Expectations

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2006	2007
2 years	3.45%	3.18%
5 years	3.43	3.26
10 years	3.56	3.62
30 years	3.91	4.32

Yields of U.S. Treasury Securities
	November 30,	November 30,
Maturity	2006	2007
2 years	4.61%	3.00%
5 years	4.45	3.39
10 years	4.46	3.94
30 years	4.56	4.38

Source: Vanguard.

for core CPI inflation (excluding food and energy prices) are for a modest and gradual deceleration toward or even below 2% in coming months.

Following its 50-basis-point reduction in the federal funds target rate in September, the Federal Reserve Board again lowered its target, by 25 basis points, to 4.5% on October 31. On December 11, after the end of the fiscal year, the Fed reduced the target rate by another 25 basis points to 4.25%. In its statement at that time, the Fed commented that “economic growth is slowing, reflecting the intensification of the housing correction and some softening in business and consumer spending,” although recent actions “should help promote moderate growth over time.” Many financial market participants expect further reductions in the federal funds rate in 2008, given expectations for slower growth, stable core inflation rates, and ongoing concerns about credit availability.

Impact of subprime lending woes

Over the 12 months ended November 30, municipal bonds underperformed U.S. Treasuries across the yield curve. This reflected a global “flight to quality” that produced a rally in Treasuries as the subprime lending crisis continued to unnerve the credit markets. The relative underperformance of municipal bonds was exacerbated by credit concerns surrounding some of the municipal insurance companies that backstop many AAA-rated municipal bonds. The net effect of these forces was to cheapen high-quality tax-exempt bonds to extraordinarily attractive levels on an after-tax basis.

For fiscal-year 2007, total tax-exempt issuance increased 24.6% to $451.9 billion. At the end of the period, municipal market issuance appeared headed toward a calendar-year record. In New Jersey, total tax-exempt issuance grew 25.0%, similar to the nationwide trend.

Management of the funds

Yields rose in the New Jersey Tax-Exempt Money Market Fund during the first half of the fiscal year, then fell in the second half, finishing the period mostly unchanged. The fund outperformed the average return of its peer group by one-half percentage point, benefiting from our emphasis on the market’s highest-quality securities and the fund’s low expenses. The New Jersey Long-Term Tax-Exempt Fund’s performance reflected these same characteristics, outpacing the peer-group average. On an absolute basis, however, the Investor Shares’ 2.0% return was modest, as rising interest rates for longer-term bonds put pressure on the portfolio’s holdings.

About half of all outstanding municipal debt is guaranteed by various insurance companies. Recent news about some of these companies has brought into question the durability of AAA ratings,

given the insurers’ exposure to guaranteed residential mortgage-backed securities. It is important to remember that the decision to invest in insured bonds and money market instruments depends first and foremost on the quality of the underlying tax-exempt issuer.

As a matter of course, Vanguard always looks carefully beneath the surface, to an evaluation of the underlying credit as the key factor in the purchase of a tax-exempt instrument. Our large and experienced municipal credit group conducts a focused and diligent examination of all holdings, and we believe our shareholders can continue to rely on the rigorous review and oversight process that is consistent with our funds’ objectives.

We expect that our funds’ combination of low costs, prudent management, and bias toward high-quality issues will continue to produce more-than-competitive returns.

Marlin G. Brown, Portfolio Manager

John M. Carbone, Principal

Vanguard Fixed Income Group

December 18, 2007

New Jersey Tax-Exempt Money Market Fund

Fund Profile

As of November 30, 2007

Financial Attributes

Yield	3.5%
Average Weighted Maturity	35 days
Average Quality[1]	MIG-1
Expense Ratio	0.10%

Distribution by Credit Quality[2] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	88.0%
P-1/A-1/SP-1/F-1	11.0
AAA/AA	1.0

1	Moody’s Investors Service.
2	Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch. See page 50 for a glossary of investment terms.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: November 30, 1997–November 30, 2007

Initial Investment of $10,000

Average Annual Total Returns				Final Value
Periods Ended November 30, 2007				of a $10,000
	One Year	Five Years	Ten Years	Investment
New Jersey Tax-Exempt Money Market Fund[1]	3.60%	2.18%	2.47%	$12,761
Average New Jersey Tax-Exempt Money Market Fund[2]	3.11	1.70	2.05	12,247

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

New Jersey Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1997–November 30, 2007
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1998	3.2%	2.8%
1999	2.9	2.5
2000	3.7	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.5
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
SEC 7-Day Annualized Yield (11/30/2007): 3.46%

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New Jersey Tax-Exempt Money Market Fund[2]	2/3/1988	3.59%	2.11%	2.47%

1	Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.
2	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 24 for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (99.3%)
	Avalon NJ BAN	4.000%	5/22/08		13,760	13,782
	Borough of Madison BAN	4.000%	10/17/08		10,000	10,044
	Burlington County NJ BAN	4.000%	12/27/07		11,200	11,202
	Burlington County NJ BAN	4.000%	2/29/08		34,655	34,686
1	Burlington County NJ Bridge Comm. Rev.
	TOB VRDO	3.820%	12/7/07	(2)	5,300	5,300
1	Burlington County NJ Bridge Comm. Rev.
	TOB VRDO	3.820%	12/7/07		5,690	5,690
	Camden County NJ Improvement Auth.
	Lease Rev. VRDO	3.550%	12/7/07	LOC	49,500	49,500
	Clinton Township NJ BAN	4.250%	7/16/08		5,000	5,015
	Clinton Township NJ Board Educ. Temporary Notes	4.250%	1/9/08		7,195	7,199
	Cranbury Township NJ BAN	4.000%	12/6/07		5,826	5,826
	Cranbury Township NJ BAN	4.000%	12/5/08		2,811	2,826
	Delaware River & Bay Auth. New Jersey Rev. VRDO	3.530%	12/7/07	(2)	5,000	5,000
1	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev. TOB VRDO	3.660%	12/7/07	(1)	12,865	12,865
1	Delaware River Port Auth. Pennsylvania &
	New Jersey Rev. TOB VRDO	3.720%	12/7/07	(4)	9,995	9,995
1	Delaware River Port Auth. Pennsylvania &
	New Jersey Rev. TOB VRDO	3.720%	12/7/07	(4)	8,000	8,000
	East Brunswick Township NJ BAN	4.250%	2/21/08		10,190	10,204
1	Egg Harbor Township NJ School Dist.
	GO TOB VRDO	3.470%	12/7/07	(4)	4,485	4,485
	Essex County NJ Improvement Auth. Rev.
	(Jewish Community Center) VRDO	3.590%	12/7/07	LOC	7,000	7,000
	Essex County NJ Improvement Auth. Rev.
	(Pooled Govt. Loan) VRDO	3.540%	12/7/07	LOC	40,400	40,400
1	Essex County NJ Improvement Auth. Rev.
	TOB VRDO	3.660%	12/7/07	(2)	28,565	28,565
1	Essex County NJ Improvement Auth. Rev.
	TOB VRDO	3.660%	12/7/07	(1)	11,490	11,490
1	Essex County NJ Improvement Auth. Rev.
	TOB VRDO	3.670%	12/7/07	(2)	5,400	5,400
	Fort Lee NJ BAN	4.000%	5/23/08		20,572	20,606
	Franklin Lakes NJ BAN	4.000%	3/13/08		4,095	4,099
1	Garden State Preservation Trust New Jersey
	TOB VRDO	3.420%	12/7/07	(4)	12,960	12,960

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Garden State Preservation Trust New Jersey
	TOB VRDO	3.660%	12/7/07	(4)	9,695	9,695
1	Garden State Preservation Trust New Jersey
	TOB VRDO	3.660%	12/7/07	(4)	9,830	9,830
	Hopewell Township NJ BAN	4.250%	6/27/08		8,895	8,920
1	Hudson County NJ CTFS Partner Merlots
	TOB VRDO	3.670%	12/7/07	(1)	4,960	4,960
1	Madison Borough NJ Board of Educ. TOB VRDO	3.620%	12/7/07	(1)	11,795	11,795
	Madison NJ Borough Board of Education
	Temporary Notes	4.000%	3/5/08		11,084	11,092
	Mercer County NJ BAN	4.000%	6/13/08		10,500	10,517
	Middlesex County NJ BAN	4.000%	6/12/08		20,152	20,183
	Monroe Township NJ BAN	4.250%	2/14/08		11,866	11,880
	Montgomery Township NJ BAN	4.000%	1/18/08		13,500	13,503
	Montville Township NJ BAN	4.000%	5/23/08		5,951	5,961
	Moorestown Township NJ BAN	4.000%	5/23/08		2,646	2,650
	Moorestown Township NJ BAN	4.250%	9/5/08		4,928	4,946
	Morris Hills NJ Regional School Dist. Notes	4.250%	6/18/08		12,000	12,032
	Mount Laurel Township NJ BAN	4.000%	5/23/08		10,393	10,410
1	New Jersey Building Auth. Rev. TOB VRDO	3.620%	12/7/07	(1)	20,820	20,820
1	New Jersey COP TOB VRDO	3.420%	12/7/07	(2)	12,000	12,000
1	New Jersey Casino Reinvestment Dev. Auth. Rev.
	(Hotel Room Fee) TOB VRDO	3.670%	12/7/07	(1)	4,760	4,760
	New Jersey Econ. Dev. Auth.
	(Port Newark Container) VRDO	3.630%	12/7/07	LOC	15,300	15,300
	New Jersey Econ. Dev. Auth. Fac. Rev.
	(Logan Project) CP	3.420%	2/6/08	LOC	55,000	55,000
1	New Jersey Econ. Dev. Auth. Lease Rev.
	TOB VRDO	3.820%	12/7/07	(1)	6,510	6,510
	New Jersey Econ. Dev. Auth.
	Market Transition Fac. Rev.	5.000%	7/1/08	(1)	17,000	17,119
	New Jersey Econ. Dev. Auth. Rev.
	(Airis Newark LLC Project) VRDO	3.630%	12/7/07	(2)	37,010	37,010
	New Jersey Econ. Dev. Auth. Rev.
	(Bennedictine Abbey Newark) VRDO	3.540%	12/7/07	LOC	19,000	19,000
1	New Jersey Econ. Dev. Auth. Rev.
	(Bennedictine Abbey Newark) VRDO	3.540%	12/7/07	LOC	8,925	8,925
	New Jersey Econ. Dev. Auth. Rev.
	(Chambers Cogeneration Limited Partnership) CP	3.490%	2/1/08	LOC	30,100	30,100
	New Jersey Econ. Dev. Auth. Rev.
	(Columbia Univ. Project) CP	3.470%	1/14/08		9,230	9,230
	New Jersey Econ. Dev. Auth. Rev.
	(Frisch School Project) VRDO	3.540%	12/7/07	LOC	21,450	21,450
	New Jersey Econ. Dev. Auth. Rev.
	(Geriatric Services Housing Corp.) VRDO	3.570%	12/7/07	LOC	6,245	6,245
	New Jersey Econ. Dev. Auth. Rev.
	(Hoffman-La Roche) VRDO	3.510%	12/3/07	LOC	17,500	17,500
	New Jersey Econ. Dev. Auth. Rev.
	(Jewish Community Center) VRDO	3.600%	12/7/07	LOC	5,250	5,250
	New Jersey Econ. Dev. Auth. Rev.
	(Lawrenceville School Project) VRDO	3.520%	12/3/07		22,000	22,000
	New Jersey Econ. Dev. Auth. Rev.
	(Metuchen Project) VRDO	3.540%	12/7/07	LOC	12,650	12,650
1	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.) TOB VRDO	3.610%	12/7/07	(1)	7,075	7,075

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.) TOB VRDO	3.640%	12/7/07	(1)	8,000	8,000
	New Jersey Econ. Dev. Auth. Rev.
	(Ocean Spray Cranberries) VRDO	3.660%	12/7/07	LOC	8,000	8,000
	New Jersey Econ. Dev. Auth. Rev.
	(Order Saint Benedict Project) VRDO	3.590%	12/7/07	LOC	16,180	16,180
	New Jersey Econ. Dev. Auth. Rev.
	(Passaic Hebrew Institute) VRDO	3.580%	12/7/07	LOC	3,150	3,150
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	3.540%	12/7/07		6,725	6,725
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	3.550%	12/7/07		5,000	5,000
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	3.550%	12/7/07		1,500	1,500
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	3.550%	12/7/07		7,300	7,300
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB PUT	3.780%	3/6/08	(4)	11,320	11,320
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	3.620%	12/7/07	(2)(4)	20,185	20,185
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	3.620%	12/7/07	(4)	10,365	10,365
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	3.640%	12/7/07	(2)	6,500	6,500
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	3.660%	12/7/07	(2)	10,650	10,650
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	3.660%	12/7/07	(2)	6,960	6,960
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	3.660%	12/7/07	(4)	14,330	14,330
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	3.670%	12/7/07	(2)	6,500	6,500
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	3.670%	12/7/07	(3)(Prere.)	35,940	35,940
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	3.690%	12/7/07	(2)	24,935	24,935
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	3.490%	12/3/07	LOC	70,000	70,000
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	3.520%	12/3/07	LOC	122,900	122,900
	New Jersey Econ. Dev. Auth. Rev.
	(United States Golf Assn.) VRDO	3.550%	12/7/07	LOC	4,900	4,900
1	New Jersey Econ. Dev. Auth. Rev. TOB PUT	3.730%	3/6/08	(2)(3)(4)	40,490	40,490
1	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.610%	12/7/07	(1)	33,220	33,220
1	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.620%	12/7/07	(1)	7,330	7,330
1	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.720%	12/7/07	(4)	9,470	9,470
1	New Jersey Econ. Dev. Auth. Water Fac. Rev.
	(New Jersey Water Co. Project) TOB VRDO	3.710%	12/7/07	(3)	4,850	4,850
	New Jersey Educ. Fac. Auth. Rev.
	(Caldwell College) VRDO	3.570%	12/7/07	LOC	20,950	20,950
1	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Advanced Studies) TOB VRDO	3.820%	12/7/07	(1)	6,670	6,670
1	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Advanced Studies) VRDO	3.320%	12/7/07		12,100	12,100

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Advanced Studies) VRDO	3.320%	12/7/07		20,000	20,000
1	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Defense Analyses) VRDO	3.610%	12/7/07	(2)	12,215	12,215
1	New Jersey Educ. Fac. Auth. Rev.
	(Montclair State Univ.) TOB VRDO	3.640%	12/7/07	(1)	4,905	4,905
1	New Jersey Educ. Fac. Auth. Rev.
	(Montclair State Univ.) TOB VRDO	3.660%	12/7/07	(2)	12,256	12,256
	New Jersey Educ. Fac. Auth. Rev.
	(Princeton Univ.)	5.500%	7/1/08		3,575	3,612
1	New Jersey Educ. Fac. Auth. Rev.
	(Princeton Univ.) TOB VRDO	3.650%	12/7/07	(Prere.)	4,735	4,735
	New Jersey Educ. Fac. Auth. Rev.
	(Princeton Univ.) VRDO	3.560%	12/3/07		20,000	20,000
1	New Jersey Educ. Fac. Auth. Rev.
	(Rowan Univ.) TOB VRDO	3.620%	12/7/07	(2)	2,760	2,760
1	New Jersey Educ. Fac. Auth. Rev.
	(Rowan Univ.) TOB VRDO	3.660%	12/7/07	(3)	4,265	4,265
1	New Jersey Educ. Fac. Auth. Rev.
	(Rowan Univ.) TOB VRDO	3.720%	12/7/07	(3)	13,010	13,010
1	New Jersey Environmental Infrastructure Trust
	TOB VRDO	3.620%	12/7/07		6,825	6,825
1	New Jersey Environmental Infrastructure Trust
	TOB VRDO	3.620%	12/7/07		6,055	6,055
1	New Jersey GO TOB VRDO	3.600%	12/3/07		28,725	28,725
1	New Jersey GO TOB VRDO	3.620%	12/7/07	(2)	8,755	8,755
1	New Jersey GO TOB VRDO	3.630%	12/7/07	(3)	3,340	3,340
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Capital Health Systems Obligated Group) VRDO	3.560%	12/7/07	LOC	21,615	21,615
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	3.510%	12/7/07	LOC	21,000	21,000
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	3.510%	12/7/07	LOC	23,600	23,600
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	3.510%	12/7/07	LOC	20,000	20,000
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	3.510%	12/7/07	LOC	24,500	24,500
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Meridian Health Systems) VRDO	3.510%	12/7/07	LOC	36,400	36,400
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Robert Wood Johnson Univ.) VRDO	3.550%	12/7/07	LOC	15,600	15,600
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Robert Wood Johnson Univ.) VRDO	3.560%	12/7/07	LOC	35,195	35,195
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Southern Ocean County Hosp.) VRDO	3.590%	12/7/07	LOC	9,030	9,030
	New Jersey Health Care Fac. Financing Auth. Rev.
	(St. Barnabas Medical Center) VRDO	3.560%	12/7/07	LOC	11,585	11,585
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Virtua Health) VRDO	3.560%	12/7/07	LOC	8,600	8,600
1	New Jersey Health Care Fac. Financing Auth. Rev.
	TOB VRDO	3.610%	12/7/07	(2)	10,500	10,500
	New Jersey Health Care Fac. Financing Auth. Rev.
	VRDO	3.540%	12/7/07	LOC	17,660	17,660

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Health Care Fac. Financing Auth. Rev.
	VRDO	3.580%	12/7/07	LOC	21,395	21,395
1	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. TOB VRDO	3.470%	12/7/07	(4)	5,025	5,025
1	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. TOB VRDO	3.670%	12/7/07	(3)	3,415	3,415
1	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. TOB VRDO	3.710%	12/7/07	(1)	17,995	17,995
1	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. TOB VRDO	3.720%	12/7/07	(7)	20,545	20,545
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	3.610%	12/7/07	(4)	15,375	15,375
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	3.630%	12/7/07	(3)	24,770	24,770
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	3.630%	12/7/07	(1)	12,380	12,380
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	3.630%	12/7/07	(4)	16,085	16,085
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	3.630%	12/7/07	(1)	26,620	26,620
	New Jersey Housing & Mortgage Finance
	Agency Rev. VRDO	3.330%	12/7/07		16,000	16,000
	New Jersey Housing & Mortgage Finance
	Agency Rev. VRDO	3.430%	12/7/07	LOC	33,935	33,935
	New Jersey Housing & Mortgage Finance
	Agency Rev. VRDO	3.430%	12/7/07	LOC	32,400	32,400
	New Jersey Housing & Mortgage Finance
	Agency Rev. VRDO	3.530%	12/7/07		21,960	21,960
	New Jersey Housing & Mortgage Finance
	Agency Rev. VRDO	3.580%	12/7/07		19,900	19,900
1	New Jersey Housing & Mortgage Finance Agency
	Single Family Housing Rev. TOB VRDO	3.710%	12/7/07		29,095	29,095
	New Jersey Housing & Mortgage Finance Agency
	Single Family Rev. VRDO	3.570%	12/7/07		15,000	15,000
1	New Jersey Sports & Exposition Auth. Rev.
	(Convention Center Luxury Tax) TOB VRDO	3.820%	12/7/07	(1)	5,345	5,345
1	New Jersey State (Montclair Univ.) TOB VRDO	3.420%	12/7/07	(1)	12,065	12,065
1	New Jersey State Transp. Rev. TOB VRDO	3.470%	12/7/07	(4)	4,000	4,000
1	New Jersey State Transp. Trust Fund Auth. Cap
	TOB VRDO	3.660%	12/7/07	(2)(4)	25,000	25,000
	New Jersey TRAN	4.500%	6/24/08		75,000	75,366
1	New Jersey Transp. Corp. COP TOB VRDO	3.720%	12/7/07	(3)	9,635	9,635
1	New Jersey Transp. Corp. TOB VRDO	3.720%	12/7/07	(3)	9,350	9,350
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/08	(ETM)	3,025	3,045
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB PUT	3.780%	3/6/08	(3)	5,300	5,300
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.610%	12/7/07	(1)(2)	7,000	7,000
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.620%	12/7/07	(4)	6,000	6,000
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.630%	12/7/07	(1)	9,340	9,340
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.630%	12/7/07	(1)	4,345	4,345

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.630%	12/7/07	(4)	9,735	9,735
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.630%	12/7/07	(4)	7,495	7,495
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.630%	12/7/07	(4)	28,700	28,700
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.640%	12/7/07	(4)(Prere.)	6,975	6,975
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.640%	12/7/07	(1)	6,205	6,205
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.640%	12/7/07	(4)(Prere.)	1,475	1,475
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.640%	12/7/07	(1)	15,905	15,905
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.660%	12/7/07	(2)	9,300	9,300
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.670%	12/7/07	(1)	10,450	10,450
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.670%	12/7/07	(1)	5,980	5,980
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.670%	12/7/07	(2)	3,745	3,745
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.670%	12/7/07	(3)	5,290	5,290
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.720%	12/7/07	(3)	23,190	23,190
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.720%	12/7/07	(1)	8,495	8,495
1	New Jersey Transp. Trust Fund Auth.
	Transp. System TOB VRDO	3.650%	12/7/07	(4)	21,995	21,995
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.610%	12/7/07	(1)	5,000	5,000
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.610%	12/7/07	(4)	7,710	7,710
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.620%	12/7/07	(4)	6,745	6,745
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.620%	12/7/07	(1)	18,175	18,175
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.640%	12/7/07	(2)	16,215	16,215
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.640%	12/7/07	(4)	8,250	8,250
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.660%	12/7/07	(2)	18,875	18,875
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.670%	12/7/07	(3)	13,680	13,680
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.820%	12/7/07	(3)	7,095	7,095
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.820%	12/7/07	(1)	4,995	4,995
	New Jersey Turnpike Auth. Rev. VRDO	3.530%	12/7/07	(3)LOC	140,600	140,600
	New Jersey Turnpike Auth. Rev. VRDO	3.620%	12/7/07	(4)	10,000	10,000
	Ocean Township NJ BAN	4.250%	1/9/08		4,500	4,502
	Paramus NJ Board of Educ. GAN	4.000%	11/7/08		8,827	8,875
	Piscataway Township NJ BAN	4.250%	1/24/08		17,647	17,661
	Port Auth of New York & New Jersey Rev. VRDO	3.530%	12/3/07		4,500	4,500
	Port Auth. of New York & New Jersey CP	3.560%	12/17/07		3,200	3,200
	Port Auth. of New York & New Jersey CP	3.560%	12/18/07		8,175	8,175
	Port Auth. of New York & New Jersey CP	3.470%	1/14/08		28,470	28,470
	Port Auth. of New York & New Jersey CP	3.380%	2/6/08		17,090	17,090
1	Port Auth. of New York & New Jersey Rev.
	TOB PUT	3.780%	3/6/08	(4)	25,110	25,110
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.630%	12/7/07	(3)	4,500	4,500

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.640%	12/7/07	(3)	4,000	4,000
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.640%	12/7/07	(3)	15,000	15,000
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.640%	12/7/07	(10)	2,940	2,940
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.640%	12/7/07	(3)	3,900	3,900
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.710%	12/7/07	(3)	5,930	5,930
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.730%	12/7/07	(3)	2,586	2,586
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.760%	12/7/07	(3)	4,990	4,990
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	3.820%	12/7/07	(10)	5,215	5,215
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	3.510%	12/3/07		3,100	3,100
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	3.530%	12/3/07		13,900	13,900
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	3.670%	12/3/07		6,600	6,600
	Princeton Univ. New Jersey CP	3.480%	12/11/07		7,650	7,650
	Raritan Township NJ BAN	4.250%	8/8/08		6,375	6,397
	Rutgers State Univ. New Jersey GO CP	3.700%	1/4/08		19,569	19,569
	Rutgers State Univ. New Jersey VRDO	3.400%	12/3/07		20,100	20,100
	Salem County NJ Financing Auth. PCR
	(Atlantic City Electric Co.) VRDO	3.580%	12/7/07	(1)	2,300	2,300
	Salem County NJ Financing Auth. PCR
	(Atlantic City Electric Co.) VRDO	3.650%	12/7/07	(1)	3,000	3,000
	Salem County NJ Financing Auth. PCR
	(Exelon Project) CP	3.360%	2/6/08	LOC	19,000	19,000
	Scotch Plains Township NJ BAN	4.250%	1/25/08		5,000	5,005
	Secaucus NJ BAN	4.250%	1/18/08		6,907	6,912
	Sparta Township NJ BAN	4.000%	5/30/08		5,395	5,403
	Tewksbury Township NJ BAN	4.250%	6/27/08		5,979	5,996
	Tewksbury Township NJ BAN	4.000%	10/24/08		5,159	5,182
1	Tobacco Settlement Financing Corp.
	New Jersey Rev. TOB VRDO	3.620%	12/7/07	(Prere.)	29,085	29,085
1	Tobacco Settlement Financing Corp.
	New Jersey Rev. TOB VRDO	3.670%	12/7/07	(Prere.)	6,800	6,800
1	Tobacco Settlement Financing Corp.
	New Jersey Rev. TOB VRDO	3.670%	12/7/07	(Prere.)	13,000	13,000
1	Tobacco Settlement Financing Corp.
	New Jersey Rev. TOB VRDO	3.780%	12/7/07	(Prere.)	18,000	18,000
	Union County NJ BAN	4.000%	2/28/08		75,000	75,064
	Union County NJ BAN	4.250%	5/1/08		15,000	15,034
	Univ. of Medicine & Dentistry New Jersey Rev.
	VRDO	3.580%	12/7/07	(2)	30,000	30,000
1	Washington Township NJ Board of Educ.
	TOB VRDO	3.610%	12/7/07	(4)	11,845	11,845
	Watchung Hills NJ Regional High School
	District Notes	4.250%	7/9/08		3,000	3,008
	Woodbridge Township NJ Board of Educ. BAN	4.000%	11/7/08		15,000	15,081

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Outside New Jersey:
1	Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.600%	12/7/07	(4)	7,245	7,245
1	Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.640%	12/7/07	(4)	4,756	4,756
1	Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.670%	12/7/07	(4)	10,000	10,000
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.630%	12/7/07		29,200	29,200
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.650%	12/7/07	(3)	18,775	18,775
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.650%	12/7/07	(3)	5,120	5,120
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.660%	12/7/07	(3)	11,735	11,735
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.660%	12/7/07	(11)(12)	15,000	15,000
1	Puerto Rico Ind. Medical & Environmental Fac.
	Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.950%	3/1/08		12,575	12,575
1	Puerto Rico Infrastructure Financing Auth. Special
	Obligation Bonds TOB VRDO	3.670%	12/7/07	(ETM)	49,805	49,805
1	Puerto Rico Public Finance Corp. TOB VRDO	3.600%	12/7/07	(3)	6,240	6,240
1	Puerto Rico Public Finance Corp. TOB VRDO	3.830%	12/7/07	(11)	31,107	31,107
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	3.600%	12/7/07	(3)	8,900	8,900
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	3.650%	12/7/07	(3)	7,425	7,425
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	3.670%	12/7/07	(1)(3)	10,000	10,000
Total Municipal Bonds (Cost $3,423,139)					3,423,139
Other Assets and Liabilities (0.7%)
Other Assets—Note B					47,050
Liabilities					(22,161)
						24,889
Net Assets (100%)
Applicable to 3,447,834,335 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					3,448,028
Net Asset Value Per Share					$1.00

At November 30, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	3,448,073	1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(45)	—
Unrealized Appreciation	—	—
Net Assets	3,448,028	$1.00

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of these securities was $1,415,195,000, representing 41.0% of net assets.

For a key to abbreviations and other references, see page 21.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2007
($000)
Investment Income
Income
Interest	116,295
Total Income	116,295
Expenses
The Vanguard Group—Note B
Investment Advisory Services	261
Management and Administrative	2,024
Marketing and Distribution	816
Custodian Fees	27
Auditing Fees	17
Shareholders’ Reports	16
Trustees’ Fees and Expenses	3
Total Expenses	3,164
Expenses Paid Indirectly—Note C	(13)
Net Expenses	3,151
Net Investment Income	113,144
Realized Net Gain (Loss) on Investment Securities Sold	1
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	113,145

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	113,144	85,071
Realized Net Gain (Loss)	1	30
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	113,145	85,101
Distributions
Net Investment Income	(113,144)	(85,071)
Realized Capital Gain	—	—
Total Distributions	(113,144)	(85,071)
Capital Share Transactions (at $1.00)
Issued	3,005,742	2,351,557
Issued in Lieu of Cash Distributions	108,205	80,917
Redeemed	(2,452,550)	(2,166,613)
Net Increase (Decrease) from Capital Share Transactions	661,397	265,861
Total Increase (Decrease)	661,398	265,891
Net Assets
Beginning of Period	2,786,630	2,520,739
End of Period	3,448,028	2,786,630

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

	Year Ended November 30,
For a Share Outstanding
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.035	.032	.021	.010	.009
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.035	.032	.021	.010	.009
Distributions
Dividends from Net Investment Income	(.035)	(.032)	(.021)	(.010)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.035)	(.032)	(.021)	(.010)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	3.60%	3.25%	2.17%	1.03%	0.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,448	$2,787	$2,521	$2,074	$1,874
Ratio of Total Expenses to
Average Net Assets	0.10%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.53%	3.21%	2.17%	1.03%	0.87%

1

Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At November 30, 2007, the fund had contributed capital of $284,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $13,000.

D. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning December 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of November 30, 2007, no provision for income tax would be required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	356	7,034	42,147
Yield		—	—
Investor Shares	3.9%
Admiral Shares	4.0%
Yield to Maturity	4.0%[3]	3.8%	4.0%
Average Coupon	4.8%	5.0%	5.0%
Average Effective
Maturity	9.1 years	9.9 years	13.4 years
Average Quality	AA+	AAA	AA+
Average Duration	6.7 years	6.2 years	7.2 years
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	0.0%	—	—

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.95	0.98
Beta	1.08	1.28

Distribution by Maturity (% of portfolio)

Under 1 Year	6.6%
1–5 Years	24.8
5–10 Years	32.6
10–20 Years	27.7
20–30 Years	8.0
Greater than 30 Years	0.3

Distribution by Credit Quality (% of portfolio)

AAA	81.5%
AA	8.8
A	4.1
BBB	5.6

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 50.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1997–November 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
New Jersey Long-Term Tax-Exempt Fund
Investor Shares[1]	2.04%	4.48%	5.18%	$16,577
Lehman Municipal Bond Index	2.71	4.68	5.30	16,760
Lehman 10 Year Municipal Bond Index	3.51	4.71	5.35	16,839
Average New Jersey Municipal Debt Fund[2]	0.99	3.95	4.23	15,131

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
New Jersey Long-Term Tax-Exempt Fund
Admiral Shares	2.11%	4.54%	5.08%	$138,294
Lehman Municipal Bond Index	2.71	4.68	5.20	139,349
Lehman 10 Year Municipal Bond Index	3.51	4.71	5.21	139,481

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Derived from data provided by Lipper Inc.
3	Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: May 14, 2001.

New Jersey Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1997–November 30, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.3%	5.3%	7.6%	8.1%
1999	–6.2	4.9	–1.3	–0.4
2000	2.9	5.7	8.6	7.7
2001	3.4	5.2	8.6	8.2
2002	1.5	4.9	6.4	6.7
2003	2.1	4.7	6.8	6.9
2004	–1.2	4.5	3.3	4.0
2005	–1.1	4.4	3.3	3.0
2006	2.4	4.6	7.0	6.2
2007	–2.3	4.3	2.0	3.5

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	2/3/1988	2.80%	3.70%	0.30%	4.86%	5.16%
Admiral Shares	5/14/2001	2.87	3.77	0.34[3]	4.69[3]	5.03[3]

1	Lehman 10 Year Municipal Bond Index.
2	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
3	Return since inception.

Note: See Financial Highlights tables on pages 42 and 43 for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.6%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (3)	1,755	1,908
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (3)	4,025	4,516
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (3)	3,685	4,174
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (3)	1,480	1,693
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12 (2)(ETM)	1,565	1,672
Bergen County NJ Util. Auth. Water PCR	5.000%	12/15/31 (2)	2,500	2,607
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21 (2)	3,200	3,472
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/10 (4)(Prere.)	850	897
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10 (4)(Prere.)	1,470	1,556
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,140	1,243
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,025	1,118
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,335	1,456
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,265	1,380
Cape May County NJ Muni. Util. Auth. Rev.	5.750%	1/1/14 (4)	6,930	7,786
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17 (1)	2,560	2,721
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18 (1)	2,165	2,290
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21 (1)	15,400	19,661
Cumberland County NJ Improvement Auth.
Solid Waste System Rev.	5.125%	1/1/25 (1)	5,685	6,052
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/10 (2)(Prere.)	750	789
Delaware River & Bay Auth. New Jersey Rev. VRDO	3.530%	12/6/07 (2)	7,200	7,200
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.750%	1/1/22 (4)	10,000	10,391
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.625%	1/1/26 (4)	5,000	5,172
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.750%	1/1/26 (4)	12,085	12,536
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,819
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	2,969
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,136
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,495
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,160
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/20 (4)	3,775	4,344
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/21 (4)	3,995	4,601
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/22 (4)	4,220	4,865
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/24 (4)	4,715	5,583
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/25 (4)	4,885	5,807
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	5,090	5,432

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	3,390	3,618
	Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	2,650	2,828
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18 (2)	10,000	11,183
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20 (2)	5,010	5,609
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22 (2)	3,455	3,873
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23 (1)	12,065	13,790
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23 (2)	3,635	4,077
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (1)	6,725	7,693
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24 (2)	3,820	4,285
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25 (1)	11,630	13,324
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26 (1)	6,500	7,454
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/27 (1)	5,895	6,764
	Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10 (4)	1,000	923
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/16 (2)	3,435	3,654
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/17 (2)	3,705	3,924
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/18 (2)	1,605	1,683
	Garden State Preservation Trust New Jersey	5.125%	11/1/19 (4)	7,655	8,542
	Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	11,325	6,054
	Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	41,150	20,848
	Garden State Preservation Trust New Jersey	0.000%	11/1/23 (4)	15,000	7,212
	Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	13,000	15,563
	Gloucester County NJ Improvement Auth.
	Lease Rev.	5.000%	7/15/16 (1)	1,000	1,068
	Gloucester County NJ Improvement Auth.
	Lease Rev.	5.000%	7/15/17 (1)	1,000	1,074
	Gloucester County NJ Improvement Auth.
	Lease Rev.	5.000%	7/15/20 (1)	1,150	1,213
	Gloucester County NJ Improvement Auth.
	Lease Rev.	5.000%	7/15/23 (1)	1,000	1,045
	Gloucester Township NJ GO	5.750%	7/15/10 (2)	2,880	3,029
	Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18 (2)	2,755	3,062
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,381
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/15 (4)	1,720	1,934
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/17 (4)	720	816
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	1,976
1	Hoboken-Union City-Weehawken NJ
	Sewerage Auth. Rev.	6.250%	8/1/13 (1)	9,590	10,960
	Irvington Township NJ GO	0.000%	8/1/09 (1)(ETM)	2,580	2,438
	Irvington Township NJ GO	0.000%	8/1/10 (1)(ETM)	2,080	1,898
	Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	6,885	7,474
	Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	7,676	8,333
	Jackson Township NJ Board of Educ. GO	5.250%	6/15/21 (1)	11,195	12,597
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,625	2,707
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,850	2,939
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,790	2,877
	Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,101
	Mercer County NJ Improvement Auth.
	Solid Waste Rev.	5.375%	9/15/12	11,120	11,359
	Mercer County NJ Improvement Auth.
	Special Services School Dist. Rev.	5.750%	12/15/08	1,165	1,194
	Mercer County NJ Improvement Auth.
	Special Services School Dist. Rev.	5.950%	12/15/12	4,895	5,428
	Middlesex County NJ COP	5.000%	8/1/11 (1)	1,050	1,109
	Middlesex County NJ COP	5.500%	8/1/15 (1)	1,195	1,281

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Middlesex County NJ Improvement Auth.	5.375%	3/15/22 (3)	1,825	1,947
	Middlesex County NJ Improvement Auth.	5.375%	3/15/23 (3)	1,925	2,054
	Middlesex County NJ Improvement Auth. Rev.
	Heldrich Center Hotel/Conference Project	5.000%	1/1/15	500	506
	Middlesex County NJ Improvement Auth. Rev.
	Heldrich Center Hotel/Conference Project	5.000%	1/1/20	500	490
	Middlesex County NJ Improvement Auth. Rev.
	Heldrich Center Hotel/Conference Project	5.000%	1/1/32	5,100	4,691
	Middlesex County NJ Improvement Auth. Rev.
	Heldrich Center Hotel/Conference Project	5.125%	1/1/37	3,500	3,244
	Middlesex County NJ Improvement Auth. Rev.
	Open Space Trust Fund	5.250%	9/15/19	1,585	1,705
	Middlesex County NJ Improvement Auth. Rev.
	Open Space Trust Fund	5.250%	9/15/20	1,600	1,720
	Middlesex County NJ Improvement Auth. Rev.
	Open Space Trust Fund	5.250%	9/15/21	2,375	2,535
	Middlesex County NJ Improvement Auth. Rev.
	Open Space Trust Fund	5.250%	9/15/22	2,000	2,134
	Middlesex County NJ Improvement Auth.
	Util. Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,470
	Middlesex County NJ Improvement Auth.
	Util. Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	2,098
	Middlesex County NJ Improvement Auth.
	Util. Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,861
	Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,849
	Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,098
	Monmouth County NJ Improvement Auth. Rev.
	(Howell Township Board of Educ.)	5.000%	7/15/19 (2)	2,115	2,221
	Monmouth County NJ Improvement Auth. Rev.
	(Howell Township Board of Educ.)	5.000%	7/15/20 (2)	2,225	2,336
3	Monmouth County NJ Improvement Auth. Rev.
	(Pooled Govt. Loan)	5.000%	12/1/13 (2)	1,545	1,665
3	Monmouth County NJ Improvement Auth. Rev.
	(Pooled Govt. Loan)	5.000%	12/1/14 (2)	3,205	3,473
3	Monmouth County NJ Improvement Auth. Rev.
	(Pooled Govt. Loan)	5.000%	12/1/16 (2)	1,000	1,091
3	Monmouth County NJ Improvement Auth. Rev.
	(Pooled Govt. Loan)	5.250%	12/1/18 (2)	2,000	2,211
3	Monmouth County NJ Improvement Auth. Rev.
	(Pooled Govt. Loan)	5.250%	12/1/21 (2)	1,275	1,389
	Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (1)	1,285	1,379
	Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (1)	1,280	1,372
	Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (1)	1,280	1,360
	New Jersey Casino Reinvestment Dev. Auth. Rev.
	(Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,226
	New Jersey Casino Reinvestment Dev. Auth. Rev.
	(Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,840
	New Jersey Casino Reinvestment Dev. Auth. Rev.
	(Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	6,089
	New Jersey Casino Reinvestment Dev. Auth. Rev.
	(Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,242
	New Jersey Casino Reinvestment Dev. Auth. Rev.
	(Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,795
	New Jersey Casino Reinvestment Dev. Auth. Rev.
	(Parking Fee)	5.250%	6/1/21 (1)	3,000	3,245

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	New Jersey Econ. Dev. Auth. Lease Rev.
	(Bergen County Administration Complex)	5.500%	11/15/08 (1)(Prere.)	4,375	4,506
2	New Jersey Econ. Dev. Auth. Lease Rev.
	(Bergen County Administration Complex)	5.625%	11/15/08 (1)(Prere.)	4,870	5,021
2	New Jersey Econ. Dev. Auth. Lease Rev.
	(Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	5,440	5,615
2	New Jersey Econ. Dev. Auth. Lease Rev.
	(Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	6,080	6,276
	New Jersey Econ. Dev. Auth.
	Market Transition Fac. Rev.	5.500%	9/1/28 (3)	8,000	9,201
	New Jersey Econ. Dev. Auth.
	Market Transition Fac. Rev.	5.500%	9/1/29 (3)	7,055	8,123
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	3,580	3,581
	New Jersey Econ. Dev. Auth. Rev.
	(Hillcrest Health Service)	0.000%	1/1/12 (2)	2,500	2,153
	New Jersey Econ. Dev. Auth. Rev.
	(Hillcrest Health Service)	0.000%	1/1/13 (2)	3,000	2,479
	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	6,000	6,686
	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.)	5.250%	7/1/25 (1)	14,000	15,629
	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.)	5.250%	7/1/26 (1)	3,000	3,350
	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.)	5.250%	7/1/31 (1)	25,175	26,548
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,505
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,324
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	2,145	2,329
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (Prere.)	3,000	3,257
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/14 (3)(Prere.)	3,880	4,305
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/18 (3)	10,285	11,689
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/24	15,550	16,671
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/25	8,000	8,556
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	10,000	10,663
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	14,500	16,673
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/32 (4)	2,000	2,099
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	7,500	7,774
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37	18,000	18,674
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	VRDO	3.450%	12/4/07 LOC	3,000	3,000
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	VRDO	3.520%	12/4/07 LOC	2,200	2,200
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/08 (1)(ETM)	2,305	2,260
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/11 (1)(ETM)	4,650	4,099
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/12 (1)	4,550	3,861
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/13 (1)	4,500	3,667
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/14 (1)	4,210	3,281
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09 (4)(Prere.)	4,500	4,623
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09 (4)(Prere.)	3,465	3,590

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/08 (2)	6,165	6,282
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (4)(Prere.)	2,715	2,839
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	6,405	6,698
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/10 (4)(Prere.)	8,425	8,975
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12	7,595	8,333
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (3)	2,060	2,300
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (3)	1,550	1,729
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.000%	7/1/37 (1)	6,730	7,043
New Jersey Educ. Fac. Auth. Rev.
(Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,809
New Jersey Educ. Fac. Auth. Rev.
(Georgian Court Univ.)	5.000%	7/1/27	1,000	987
New Jersey Educ. Fac. Auth. Rev.
(Georgian Court Univ.)	5.000%	7/1/33	1,000	958
New Jersey Educ. Fac. Auth. Rev.
(Georgian Court Univ.)	5.250%	7/1/37	1,000	990
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,775	3,042
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,605	2,855
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20 (3)	2,585	2,795
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21 (3)	3,025	3,256
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/39 (3)	8,000	8,357
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/15 (3)(Prere.)	4,700	5,169
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/27 (2)	11,275	11,836
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/17 (1)	1,000	1,062
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/18 (1)	1,470	1,547
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/20 (1)	1,725	1,816
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16	2,545	2,854
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/18	4,785	5,416
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/19	7,000	7,944
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/30	2,900	3,030
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/33	15,000	15,781
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/09 (1)(Prere.)	2,105	2,191
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,700	1,825
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,010	1,084
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/14 (3)(Prere.)	15,760	17,217
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/15 (3)	1,550	1,649
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/16 (1)(Prere.)	4,000	4,420
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (3)(Prere.)	11,210	11,762
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	190	204
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	205	221
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	235	253
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/13 (3)(Prere.)	2,800	3,051
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14 (3)	2,070	2,217
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15 (3)	1,690	1,810
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16 (3)	1,845	1,976
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/24 (1)	2,200	2,329
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10 (2)	1,500	1,560
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12 (2)	1,275	1,323
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15 (2)	400	425

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16 (2)	200	212
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	6,000	6,522
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,560
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.000%	7/1/27	5,000	4,869
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.000%	7/1/34	2,500	2,350
New Jersey Environmental Infrastructure Trust
Wastewater Treatment Rev.	5.125%	9/1/10 (Prere.)	5,090	5,386
New Jersey GO	5.500%	7/15/19 (3)	7,500	8,552
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/36	14,250	14,289
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.000%	7/1/08	2,530	2,564
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/12 (Prere.)	2,220	2,449
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/12 (Prere.)	1,750	1,967
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,385
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,898
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/23	2,675	2,740
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/26	2,880	2,922
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/37	10,000	9,984
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group)	5.750%	7/1/23	7,000	7,208
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.000%	7/1/24	800	785
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/30	3,055	3,083
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/36	6,800	6,837
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/08 (4)(Prere.)	1,360	1,388
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/08 (4)(Prere.)	1,395	1,424
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/09 (4)	4,140	4,222
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.000%	7/1/10 (4)	4,695	4,787
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/12 (4)	105	107
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.375%	1/1/13 (1)	2,355	2,382

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Holy Name Hosp.)	5.250%	7/1/30	4,000	3,958
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,235
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,465
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,355	7,673
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	13,450	13,832
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	3,147
	New Jersey Health Care Fac. Financing Auth. Rev.
	(South Jersey Hosp.)	5.875%	7/1/12 (Prere.)	3,500	3,865
	New Jersey Health Care Fac. Financing Auth. Rev.
	(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,500	3,883
	New Jersey Health Care Fac. Financing Auth. Rev.
	(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,000	3,329
	New Jersey Health Care Fac. Financing Auth. Rev.
	(South Jersey Hosp.)	5.000%	7/1/46	5,000	4,965
	New Jersey Health Care Fac. Financing Auth. Rev.
	(St. Barnabas Health Care System)	0.000%	7/1/21 (1)	1,740	944
	New Jersey Health Care Fac. Financing Auth. Rev.
	(St. Barnabas Health Care System)	0.000%	7/1/21 (1)(ETM)	1,260	695
	New Jersey Health Care Fac. Financing Auth. Rev.
	(St. Barnabas Health Care System)	5.000%	7/1/29	4,375	4,186
	New Jersey Health Care Fac. Financing Auth. Rev.
	(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	305	314
	New Jersey Health Care Fac. Financing Auth. Rev.
	(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	960	989
	New Jersey Health Care Fac. Financing Auth. Rev.
	(St. Barnabas Health Care)	5.250%	7/1/13 (1)	2,695	2,770
	New Jersey Health Care Fac. Financing Auth. Rev.
	(St. Barnabas Health Care)	5.250%	7/1/16 (1)	2,340	2,405
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Virtua Health)	5.250%	7/1/14 (4)	11,000	11,297
	New Jersey Highway Auth. Rev.
	(Garden State Parkway)	5.600%	1/1/10 (3)(Prere.)	7,535	7,960
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev.	5.700%	5/1/20 (4)	2,095	2,166
	New Jersey Housing & Mortgage Finance
	Agency Rev. VRDO	3.330%	12/5/07	11,360	11,360
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	1,595	1,733
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	1,420	1,544
	New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)(ETM)	250	286
	New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)	5,505	6,260
	New Jersey Sports & Exposition Auth. Rev.
	(Convention Center Luxury Tax)	5.500%	3/1/21 (1)	3,000	3,423
	New Jersey Sports & Exposition Auth. Rev.
	(Convention Center Luxury Tax)	5.500%	3/1/22 (1)	1,000	1,143
	New Jersey Sports & Exposition Auth. Rev. VRDO	3.550%	12/5/07 (1)	230	230
2	New Jersey State Transp. Rev. TOB VRDO	3.470%	12/5/07 (4)	2,820	2,820
	New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,131
	New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,759

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,667
	New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	16,797
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10 (Prere.)	5,000	5,333
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (1)(Prere.)	5,000	5,579
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (1)(ETM)	5,000	5,579
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	5,000	5,781
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	25,000	28,708
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (3)	5,850	6,848
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	15,830	17,677
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	5,000	5,865
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25 (3)	17,750	20,897
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32 (4)	10,000	3,027
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/32 (2)	22,085	23,189
2	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	3.610%	12/6/07 (1)	3,945	3,945
	New Jersey Turnpike Auth. Rev.	5.375%	1/1/10 (1)(Prere.)	3,500	3,649
	New Jersey Turnpike Auth. Rev.	5.500%	1/1/10 (1)(Prere.)	1,800	1,881
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	665	698
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	7,365	7,733
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	1,620	1,701
	New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)(ETM)	770	865
	New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)	230	257
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	20,000	22,933
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	1,560	1,815
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	4,615	5,318
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	22,095	25,705
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/17 (1)	2,635	2,761
	New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	7,000	7,877
	New Jersey Turnpike Auth. Rev.	5.250%	1/1/27 (4)	7,000	7,879
	New Jersey Turnpike Auth. Rev.	5.250%	1/1/29 (4)	19,000	21,400
	New Jersey Turnpike Auth. Rev.	5.250%	1/1/30 (4)	26,100	29,372
2	New Jersey Turnpike Auth. Rev. TOB VRDO	3.610%	12/6/07 (1)(2)	2,190	2,190
	Newark NJ GO	5.500%	10/1/08 (2)	1,660	1,690
	Newark NJ GO	5.375%	12/15/13 (1)	2,000	2,176
	Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17	2,665	2,833
	Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18	2,345	2,481
	Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18 (3)(ETM)	2,500	2,976
	Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/25 (1)	4,045	4,543
	Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/26 (1)	4,260	4,788
3	Passaic Valley NJ Water Comm. Rev.	5.000%	12/1/27 (4)	2,350	2,483
	Port Auth. of New York & New Jersey Rev.	5.000%	7/15/25	13,600	14,189
	Port Auth. of New York & New Jersey Rev.	5.000%	7/15/31	12,830	13,262
	Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34 (1)	12,095	12,583
	Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31 (1)	4,215	1,353
	Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/32 (1)	5,000	1,527
	Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/34 (1)	10,220	2,828
	Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/35 (1)	10,215	2,687
	Rutgers State Univ. New Jersey	6.400%	5/1/13	3,000	3,236
	Rutgers State Univ. New Jersey	5.000%	5/1/31 (3)	2,000	2,074
	Salem County NJ Financing Auth. PCR
	(Atlantic City Electric Co.) VRDO	3.580%	12/5/07 (1)	7,550	7,550
	South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23	2,000	2,057
	South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33	1,500	1,527
	Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/11 (3)	3,100	3,217

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp.
New Jersey Rev.	6.000%	6/1/12 (Prere.)	20,135	22,383
Tobacco Settlement Financing Corp.
New Jersey Rev.	6.125%	6/1/12 (Prere.)	37,475	41,854
Tobacco Settlement Financing Corp.
New Jersey Rev.	6.750%	6/1/13 (Prere.)	2,605	3,040
Tobacco Settlement Financing Corp.
New Jersey Rev.	7.000%	6/1/13 (Prere.)	20,000	23,577
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.500%	6/1/23	15,365	14,076
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (1)	1,975	2,122
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (1)	2,185	2,336
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (1)	2,420	2,575
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12 (1)(ETM)	4,000	4,343
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15 (2)	2,325	2,528
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16 (2)	1,110	1,207
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/18 (2)	1,250	1,353
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19 (2)	3,000	3,247
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20 (2)	3,675	3,978
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21 (2)	2,000	2,165
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23 (2)	7,330	7,862
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27 (2)	10,100	10,776
Vernon Township NJ School Dist. GO	5.250%	12/1/09 (3)(Prere.)	1,200	1,246
Vernon Township NJ School Dist. GO	5.300%	12/1/09 (3)(Prere.)	1,200	1,247
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,249
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,249
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,249
Washington Township NJ Board of Educ. GO	5.250%	1/1/23 (4)	1,875	2,104
Washington Township NJ Board of Educ. GO	5.250%	1/1/24 (4)	2,070	2,322
Washington Township NJ Board of Educ. GO	5.250%	1/1/25 (4)	1,500	1,687
Washington Township NJ Board of Educ. GO	5.250%	1/1/26 (4)	1,330	1,497
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,500	2,628
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,000	2,102
West Orange NJ Board of Educ. COP	6.000%	10/1/09 (1)(Prere.)	1,000	1,058

Outside New Jersey:
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev.	5.125%	11/1/11 (2)	3,400	3,473
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,000	2,200
Puerto Rico GO	5.500%	7/1/18	5,540	5,997
Puerto Rico GO	5.500%	7/1/21 (1)	6,750	7,606
Puerto Rico Govt. Dev. Bank VRDO	3.410%	12/5/07 (1)	5,700	5,700
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,500	3,922
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	4,125	4,622
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (1)	5,000	5,626
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/21 (4)	5,000	5,673
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/22 (4)	3,500	3,976
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/23 (4)	4,000	4,546
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.500%	12/5/07 (2)	3,000	3,000
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24 (2)	13,000	14,507
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/29 (2)	19,805	6,711
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33 (3)	20,000	5,514

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Muni. Finance Agency	5.500%	8/1/09 (4)(Prere.)	2,000	2,093
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	5,000	5,336
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,518
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	1,135	1,231
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	881
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	9,000	812
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	16,200	1,234
Univ. of Puerto Rico Rev.	5.000%	6/1/30	5,000	4,967
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18	3,390	3,534
Virgin Islands Water & Power Auth.
Electric System Rev.	5.000%	7/1/23	2,205	2,238
Virgin Islands Water & Power Auth.
Electric System Rev.	5.000%	7/1/24	1,915	1,935
Virgin Islands Water & Power Auth.
Electric System Rev.	5.000%	7/1/27	1,200	1,201
Total Municipal Bonds (Cost $1,756,323)				1,803,257
Other Assets and Liabilities (1.4%)
Other Assets—Note B				43,760
Liabilities				(18,723)
				25,037
Net Assets (100%)				1,828,294

At November 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	1,784,534
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(3,182)
Unrealized Appreciation (Depreciation)
Investment Securities	46,934
Futures Contracts	8
Net Assets	1,828,294

Investor Shares—Net Assets
Applicable to 36,403,437 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	426,340
Net Asset Value Per Share—Investor Shares	$11.71

Admiral Shares—Net Assets
Applicable to 119,706,764 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,401,954
Net Asset Value Per Share—Admiral Shares	$11.71

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $2,400,000 have been segregated as initial margin for open futures contracts.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of these securities was $30,373,000, representing 1.7% of net assets.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2007.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets.
For a key to abbreviations and other references, see page 39.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2007
($000)
Investment Income
Income
Interest	79,370
Total Income	79,370
Expenses
The Vanguard Group—Note B
Investment Advisory Services	147
Management and Administrative
Investor Shares	466
Admiral Shares	662
Marketing and Distribution
Investor Shares	113
Admiral Shares	225
Custodian Fees	15
Auditing Fees	22
Shareholders’ Reports
Investor Shares	11
Admiral Shares	4
Trustees’ Fees and Expenses	2
Total Expenses	1,667
Expenses Paid Indirectly—Note C	(52)
Net Expenses	1,615
Net Investment Income	77,755
Realized Net Gain (Loss)
Investment Securities Sold	677
Futures Contracts	(618)
Realized Net Gain (Loss)	59
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(40,525)
Futures Contracts	8
Change in Unrealized Appreciation (Depreciation)	(40,517)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,297

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,755	73,421
Realized Net Gain (Loss)	59	5,698
Change in Unrealized Appreciation (Depreciation)	(40,517)	34,181
Net Increase (Decrease) in Net Assets Resulting from Operations	37,297	113,300
Distributions
Net Investment Income
Investor Shares	(18,724)	(19,066)
Admiral Shares	(59,031)	(54,355)
Realized Capital Gain[1]
Investor Shares	(1,577)	(2,652)
Admiral Shares	(4,690)	(7,127)
Total Distributions	(84,022)	(83,200)
Capital Share Transactions—Note F
Investor Shares	6,395	(10,123)
Admiral Shares	151,103	83,230
Net Increase (Decrease) from Capital Share Transactions	157,498	73,107
Total Increase (Decrease)	110,773	103,207
Net Assets
Beginning of Period	1,717,521	1,614,314
End of Period	1,828,294	1,717,521

1 Includes fiscal 2007 and 2006 short-term gain distributions totaling $3,090,000 and $933,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.03	$11.82	$12.04	$12.27	$12.06
Investment Operations
Net Investment Income	.511	.520	.526	.548	.549
Net Realized and Unrealized Gain (Loss)
on Investments	(.276)	.282	(.134)	(.149)	.257
Total from Investment Operations	.235	.802	.392	.399	.806
Distributions
Dividends from Net Investment Income	(.511)	(.520)	(.526)	(.548)	(.549)
Distributions from Realized Capital Gains	(.044)	(.072)	(.086)	(.081)	(.047)
Total Distributions	(.555)	(.592)	(.612)	(.629)	(.596)
Net Asset Value, End of Period	$11.71	$12.03	$11.82	$12.04	$12.27

Total Return[1]	2.04%	7.01%	3.29%	3.33%	6.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$426	$432	$434	$896	$920
Ratio of Total Expenses to
Average Net Assets	0.15%	0.16%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.35%	4.42%	4.38%	4.51%	4.49%
Portfolio Turnover Rate	14%	15%	19%	16%	14%

1          Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

New Jersey Long-Term Tax-Exempt Fund

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.03	$11.82	$12.04	$12.27	$12.06
Investment Operations
Net Investment Income	.519	.529	.535	.554	.557
Net Realized and Unrealized Gain (Loss)
on Investments	(.276)	.282	(.134)	(.149)	.257
Total from Investment Operations	.243	.811	.401	.405	.814
Distributions
Dividends from Net Investment Income	(.519)	(.529)	(.535)	(.554)	(.557)
Distributions from Realized Capital Gains	(.044)	(.072)	(.086)	(.081)	(.047)
Total Distributions	(.563)	(.601)	(.621)	(.635)	(.604)
Net Asset Value, End of Period	$11.71	$12.03	$11.82	$12.04	$12.27

Total Return	2.11%	7.09%	3.36%	3.39%	6.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,402	$1,286	$1,180	$625	$604
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.42%	4.49%	4.45%	4.57%	4.55%
Portfolio Turnover Rate	14%	15%	19%	16%	14%

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts

(included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New Jersey Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2007, the fund had contributed capital of $150,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2007, these arrangements reduced the fund’s management and administrative expenses by $45,000 and custodian fees by $7,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2007, the fund had available realized losses of $437,000 to offset future net capital gains through November 30, 2015.

The fund had realized losses totaling $2,737,000 through November 30, 2007, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At November 30, 2007, the cost of investment securities for tax purposes was $1,759,060,000. Net unrealized appreciation of investment securities for tax purposes was $44,197,000, consisting of unrealized gains of $53,035,000 on securities that had risen in value since their purchase and $8,838,000 in unrealized losses on securities that had fallen in value since their purchase.

At November 30, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(141)	16,523	8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended November 30, 2007, the fund purchased $448,124,000 of investment securities and sold $227,206,000 of investment securities, other than temporary cash investments.

New Jersey Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Year Ended November 30,
	2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	125,463	10,686	100,786	8,553
Issued in Lieu of Cash Distributions	16,691	1,422	17,773	1,507
Redeemed	(135,759)	(11,592)	(128,682)	(10,921)
Net Increase (Decrease)—Investor Shares	6,395	516	(10,123)	(861)
Admiral Shares
Issued	300,030	25,599	231,340	19,634
Issued in Lieu of Cash Distributions	48,555	4,137	46,760	3,966
Redeemed	(197,482)	(16,894)	(194,870)	(16,575)
Net Increase (Decrease)—Admiral Shares	151,103	12,842	83,230	7,025

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning December 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of November 30, 2007, no provision for income tax would be required in the fund’s financial statements.

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard New Jersey Tax-Exempt Funds and Shareholders of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund (constituting Vanguard New Jersey Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 11, 2008

Special 2007 tax information (unaudited) for Vanguard New Jersey Tax-Exempt Funds

This information for the fiscal year ending November 30, 2007, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax-Exempt Fund distributed $3,176,000 as capital gain dividends (from net long-term gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New Jersey Tax-Exempt Fund	5/31/2007	11/30/2007	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.85	$0.51
Long-Term
Investor Shares	1,000.00	1,022.98	0.76
Admiral Shares	1,000.00	1,023.34	0.41
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.57	$0.51
Long-Term
Investor Shares	1,000.00	1,024.32	0.76
Admiral Shares	1,000.00	1,024.67	0.41

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.10%; for the New Jersey Long-Term Tax-Exempt Fund, 0.15%
for Investor Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years:
Trustee since May 1987;	Chairman of the Board, Chief Executive Officer, and
Chairman of the Board and	Director/Trustee of The Vanguard Group, Inc., and of
Chief Executive Officer	each of the investment companies served by
148 Vanguard Funds Overseen	The Vanguard Group.

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years:
Trustee since January 2001	Applecore Partners (pro bono ventures in education);
148 Vanguard Funds Overseen	Senior Advisor to Greenwich Associates (international
business strategy consulting); Successor Trustee of
Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years:
Trustee since December 2001[2]	Chairman, President, and Chief Executive Officer of
148 Vanguard Funds Overseen	Rohm and Haas Co. (chemicals); Board Member of the
American Chemistry Council; Director of Tyco
International, Ltd. (diversified manufacturing and
services) since 2005; Trustee of Drexel University and of
the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years:
Trustee since June 2006	President of the University of Pennsylvania since 2004;
148 Vanguard Funds Overseen	Professor in the School of Arts and Sciences,
Annenberg School for Communication, and Graduate
School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S.
Rockefeller Professor of Politics and the University
Center for Human Values (1990–2004), Princeton
University; Director of Carnegie Corporation of New York
since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of
Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years:
Trustee since July 1998	Corporate Vice President and Chief Global Diversity
148 Vanguard Funds Overseen	Officer since 2006, Vice President and Chief Information
Officer (1997–2005), and Member of the Executive
Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical
Center at Princeton and Women’s Research and
Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years:
Trustee since December 2004	George Gund Professor of Finance
148 Vanguard Funds Overseen	and Banking, Harvard Business School; Senior Associate
Dean, Director of Faculty Recruiting, and Chair of
Finance Faculty, Harvard Business School; Director and
Chairman of UNX, Inc. (equities trading firm) since 2003;
Chair of the Investment Committee of HighVista
Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years:
Trustee since January 1993	Chairman, President, Chief Executive Officer, and
148 Vanguard Funds Overseen	Director of NACCO Industries, Inc. (forklift
trucks/housewares/lignite); Director of Goodrich
Corporation (industrial products/aircraft systems and
services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years:
Trustee since April 1985	Retired Chairman and Chief Executive
148 Vanguard Funds Overseen	Officer of Rohm and Haas Co. (chemicals); Director of
Cummins Inc. (diesel engines) and
AmerisourceBergen Corp. (pharmaceutical distribution);
Trustee of Vanderbilt University
and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years:
Treasurer since July 1998	Principal of The Vanguard Group, Inc.;
148 Vanguard Funds Overseen	Treasurer of each of the investment companies served
by The Vanguard Group.

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years:
Secretary since July 2005	Managing Director of The Vanguard Group, Inc.,
148 Vanguard Funds Overseen	since 2006; General Counsel of The Vanguard Group
since 2005; Secretary of The Vanguard Group, and of
each of the investment companies served by
The Vanguard Group, since 2005; Principal of
The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the
ship logo are trademarks of
The Vanguard Group, Inc.

Direct Investor Account Services > 800-662-2739	All other marks are the exclusive property of
their respective owners.
Institutional Investor Services > 800-523-1036
All comparative mutual fund data are from
Text Telephone for People	Lipper Inc. or Morningstar, Inc., unless
otherwise noted.
With Hearing Impairment > 800-952-3335

This material may be used in conjunction	You can obtain a free copy of Vanguard’s
with the offering of shares of any Vanguard	proxy voting guidelines by visiting our
fund only if preceded or accompanied by	website, www.vanguard.com,
the fund’s current prospectus.	and searching for “proxy voting guidelines,” or
by calling Vanguard at 800-662-2739.
The guidelines are also available from the
SEC’s website, www.sec.gov. In addition,
you may obtain a free report on how your
fund voted the proxies for securities it owned
during the 12 months ended June 30.
To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about
your fund at the SEC’s Public Reference
Room in Washington, D.C. To find out more
about this public service, call the SEC at
202-551-8090. Information about your fund is
also available on the SEC’s website, and you
can receive copies of this information, for a
fee, by sending a request in either of two
ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail
addressed to the Public Reference Section,
Securities and Exchange Commission,
Washington, DC 20549-0102.

©2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1400 12008

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)  Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2007: $39,000

Fiscal Year Ended November 30, 2006: $41,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2007: $2,835,320

Fiscal Year Ended November 30, 2006: $2,347,620

(b)   Audit-Related Fees.

Fiscal Year Ended November 30, 2007: $630,400

Fiscal Year Ended November 30, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)   Tax Fees.

Fiscal Year Ended November 30, 2007: $215,900

Fiscal Year Ended November 30, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)   All Other Fees.

Fiscal Year Ended November 30, 2007: $0

Fiscal Year Ended November 30, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)   (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)  Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2007: $215,900

Fiscal Year Ended November 30, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)   For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: January 17, 2008

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: January 17, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.